Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net loss	$ (17,993)	$ (10,013)	$ (14,691)	$ (9,691)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	508	421	607	393
Stock-based compensation expense	300	251	329	416
Accretion of interest expense	36
Warrant revaluation	2,421	170	171	392
Disposal of property and equipment				41
Changes in operating assets and liabilities:
Accounts receivable	(442)	(18)	(23)	(12)
Due from related party	125	255	130	(255)
Prepaid expenses, deposits and other assets	(144)	263	134	(573)
Deferred inventory costs	(108)
Inventory	230	(1,965)	(2,313)	(400)
Deposits	(2)	45	89	(312)
Accounts payable	1,485	317	(151)	10
Accrued expenses	387	310	480	159
Deferred revenue	389	(65)	(65)	65
Net cash used in operating activities	(12,808)	(10,029)	(15,303)	(9,767)
Investing activities
Purchases of property and equipment	(48)	(373)	(378)	(613)
Net cash used in investing activities	(48)	(373)	(378)	(613)
Financing activities
Issuance of Common Stock, net of offering costs	27,617	(10)	(10)	33,415
Proceeds from issuance of long-term debt and warrants, net of deferred financing costs and discounts	4,917
Other	(3)
Net cash provided by (used in) financing activities	32,531	(10)	(10)	33,415
Net increase (decrease) in cash and cash equivalents	19,675	(10,412)	(15,691)	23,035
Cash and cash equivalents at beginning of period	9,845	25,536	25,536	2,501
Cash and cash equivalents at end of period	29,520	15,124	9,845	25,536
Non-cash investing and financing activities:
Transfers from inventory to fixed assets	252	400	588
Common stock issuance costs included in accrued expenses	130
Reclassification of warrant liability to stockholders' equity	$ 5,803